Earnings per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Earnings per Share
Net income (loss) attributable to shareholders	€ (32,604)	€ 6,350	€ 1,651
Weighted average ordinary shares outstanding (basic)	77,360,088	70,190,687	70,190,687
Weighted average ordinary shares outstanding (diluted)	77,360,088	70,190,687	70,190,687
Basic earnings per share	€ (0.42)	€ 0.09	€ 0.02
Diluted earnings per share	€ (0.42)	€ 0.09	€ 0.02